Note 16 - Stock-based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Stock-based compensation expense	$ 2,807	$ 2,022	$ 1,577
Cost of Sales [Member]
Stock-based compensation expense	90	40	24
Selling and Marketing Expense [Member]
Stock-based compensation expense	246	81	41
Research and Development Expense [Member]
Stock-based compensation expense	85	14
General and Administrative Expense [Member]
Stock-based compensation expense	$ 2,386	$ 1,887	$ 1,512